Revenue and Segment Reporting (Details) - Schedule of segment revenue and results - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	¥ 403,689	¥ 365,555
Reportable segment revenue	403,689	365,555
Reportable segment gross profit	137,980	87,565
General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	146,272	113,120
Reportable segment revenue	146,272	113,120
Reportable segment gross profit	52,883	(1,761)
Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	76,916	41,015
Reportable segment revenue	76,916	41,015
Reportable segment gross profit	25,234	(86)
Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	132,167	156,264
Reportable segment revenue	132,167	156,264
Reportable segment gross profit	63,654	69,437
Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	48,334	55,156
Reportable segment revenue	48,334	55,156
Reportable segment gross profit	(3,791)	19,975
Point in time [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	44,446	11,389
Point in time [Member] | General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	44,446	11,389
Point in time [Member] | Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition
Point in time [Member] | Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition
Point in time [Member] | Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition
Overtime [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	359,243	354,166
Overtime [Member] | General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	101,826	101,731
Overtime [Member] | Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	76,916	41,015
Overtime [Member] | Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	132,167	156,264
Overtime [Member] | Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	¥ 48,334	¥ 55,156